united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 681370

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares					Value
	INVESTMENTS- 90.2%
	COMMON STOCK - 89.5%
	AEROSPACE / DEFENSE - 0.6%
6,135	Orbital ATK, Inc. +				$ 533,377

	AIRLINES - 1.0%
14,870	United Continental Holdings, Inc. *+				890,118

	APPAREL - 1.6%
3,000	Michael Kors Holdings *				170,880
20,642	NIKE, Inc. +				1,268,864
					1,439,744
	BANKS - 6.7%
58,544	Bank of America Corp. +				791,515
6,315	Citigroup Inc. +				263,651
66,015	Citizens Financial Group, Inc. +				1,383,014
10,265	Comerica Incorporated +				388,736
15,416	Evans Bancorp, Inc. +				376,150
6,332	FCB Financial Holdings, Inc. *+				210,602
23,054	First BanCorp. *+				67,318
14,697	First Foundation, Inc. *+				329,654
11,655	LegacyTexas Financial Group, Inc. +				229,021
7,218	Merchants Bancshares, Inc. +				214,663
3,516	PacWest Bancorp +				130,619
7,568	QCR Holdings, Inc. +				180,497
37,538	Sberbank of Russia PJSC +				261,264
21,489	Seacoast Banking Corporation of Florida *+				339,311
8,891	Stonegate Bank +				266,374
4,626	SVB Financial Group *+				472,083
7,378	Veritex Holdings, Inc. *+				107,202
					6,011,674
	BEVERAGES - 1.8%
2,478	Anheuser-Busch Inbev NV ADR +				308,907
5,933	Brown-Forman Corporation +				584,223
6,365	Coca-Cola Co.				295,272
5,043	Heineken N.V. *				457,729
					1,646,131
	BIOTECHNOLOGY - 2.4%
746	Biogen, Inc. *+				194,199
15,120	Dynavax Technologies Corp. *+				290,909
16,555	Gilead Sciences, Inc. +				1,520,742
2,233	Ipsen SA *				128,427
					2,134,277
	BUILDING MATERIALS - 0.8%
13,442	GCP Applied Technologies, Inc. *+				268,033
2,816	Martin Marietta Materials, Inc. +				449,180
					717,213
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares					Value
	CHEMICALS - 5.3%
10,532	AGRIUM, INC. +				$ 929,870
4,254	Axalta Coating Systems Ltd. *+				124,217
16,655	CF Industries Holdings, Inc.				521,968
12,570	Monsanto Co. +				1,102,892
4,075	Sherwin-Williams Co. +				1,160,030
13,560	W. R. Grace & Co. *+				965,201
					4,804,178
	COMMERCIAL SERVICES - 3.8%
32,125	ARAMARK +				1,063,980
39,391	Green Dot Corporation *+				904,811
7,704	Moody's Corporation +				743,898
15,251	SEI Investments Company +				656,556
3,494	Square, Inc. *				53,388
					3,422,633
	COMPUTERS - 1.7%
12,563	Apple, Inc. +				1,369,241
5,569	Fortinet, Inc. *+				170,578
					1,539,819
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
12,823	AerCap Holdings N.V. *+				497,019
688	CIFC LLC +				4,885
211	Credit Acceptance Corporation *+				38,307
6,332	Discover Financial Services +				322,425
38,766	Fly Leasing Limited				492,716
855	LPL Financial Holdings, Inc.				21,204
37,826	Marlin Business Services Corp. +				541,290
5,217	MasterCard, Inc. +				493,007
10,864	Nelnet, Inc. +				427,716
32,849	NorthStar Asset Management Group +				372,836
3,603	Onemain Holdings Inc. *+				98,830
26,303	Synchrony Financial *+				753,844
14,238	Visa, Inc. +				1,088,922
					5,153,001
	ELECTRONICS - 1.7%
7,704	Honeywell International, Inc. +				863,233
26,331	Trimble Navigation Limited *+				653,009
					1,516,242
	ENERGY - ALTERNATE SOURCES - 0.6%
34,827	Green Plains, Inc. +				555,839

	FOOD - 5.0%
11,828	Calavo Growers, Inc. +				674,906
14	Chocoladefabriken Lindt & Spruengli AG				1,052,430
19,687	Post Holdings, Inc. *+				1,353,875
21,201	Tyson Foods, Inc. +				1,413,259
					4,494,470
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares					Value
	HEALTHCARE - PRODUCTS - 4.4%
5,451	Becton, Dickinson and Company +				$ 827,571
9,630	Danaher Corporation				913,502
7,280	IDEXX Laboratories, Inc. *+				570,170
12,558	TearLab Corporation *+				7,912
3,903	Thermo Fisher Scientific, Inc. +				552,626
9,818	Zimmer Biomet Holdings, Inc. +				1,046,893
					3,918,674
	HEALTHCARE - SERVICES - 0.8%
2,732	Aetna, Inc.				306,940
10,247	Brookdale Senior Living, Inc. *+				162,722
1,320	Humana +				241,494
					711,156
	HOME BUILDERS - 0.2%
13,464	The New Home Company, Inc. *+				165,069

	INSURANCE - 2.3%
7,929	American International Group I +				428,562
8,230	CHUBB LTD. +				980,605
16,958	Essent Group Ltd. *+				352,726
4,616	W. R. Berkley Corporation +				259,419
					2,021,312
	INTERNET - 2.7%
10,018	Bankrate, Inc. *+				91,865
4,120	QuinStreet, Inc. *+				14,090
41,780	Symantec Corp. +				767,916
16,530	Wayfair, Inc. *+				714,427
18,300	Yahoo!, Inc. *+				673,623
13,200	YANDEX NV *+				202,224
					2,464,145
	INVESTMENT COMPANIES - 0.0%
250	Main Street Capital Corporation +				7,838

	LODGING - 0.6%
343	Diamond Resorts International *+				8,335
23,908	Hilton Worldwide Holdings, Inc. +				538,408
					546,743
	MACHINERY - DIVERSIFIED - 1.6%
48,460	Briggs & Stratton Corp. +				1,159,163
8,000	BWX Technologies, Inc. +				268,480
					1,427,643
	MEDIA - 2.6%
13,609	CBS Corporation +				749,720
1,395	Liberty LiLAC Group *+				48,910
11,765	Time Warner, Inc. +				853,551
7,179	Walt Disney Co. +				712,946
					2,365,127
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares					Value
	OIL & GAS - 1.6%
94,742	Gazprom PAO ADR +				$ 408,338
5,778	Hess Corp. +				304,212
79,187	Petroleo Brasileiro S.A. - Petrobras *+				462,452
34,365	Surgutneftegas OAO +				230,246
					1,405,248
	PHARMACEUTICALS - 7.3%
8,324	ACADIA Pharmaceuticals, Inc. *				232,739
7,000	Aerie Pharmaceuticals, Inc. *				85,120
4,182	Allergan Public Limited Company *+				1,120,901
46,970	Amicus Therapeutics, Inc. *+				396,897
18,447	Axovant Sciences Ltd. *+				211,772
6,777	Baxalta Incorporated +				273,791
8,530	Endo International PLC *+				240,120
15,070	Mallinckrodt PLC *				923,490
361	Neogen Corporation *				18,176
25,744	Phibro Animal Health Corporation +				696,118
7,208	Relypsa, Inc. *+				97,668
11,700	Teva Pharmaceutical Industries Limited +				626,067
17,175	Valeant Pharmaceuticals Intern *+				451,703
18,300	Vanda Pharmaceuticals, Inc. *+				152,988
24,229	Zoetis, Inc. +				1,074,072
					6,601,622
	REITS - 0.6%
22,536	Bluerock Residential Growth REIT, Inc. +				245,192
2,114	City Office REIT, Inc.				24,100
18,321	Northstar Realty Finance +				240,365
					509,657
	RETAIL - 17.3%
15,041	American Eagle Outfitters, Inc. +				250,733
20,913	AutoNation, Inc. *+				976,219
1,240	AutoZone, Inc. *+				987,896
1,902	Buffalo Wild Wings, Inc. *+				281,724
2,271	Chipotle Mexican Grill, Inc. *+				1,069,573
12,193	Coach, Inc. +				488,817
6,974	Costco Wholesale Corporation +				1,098,963
4,821	Domino's Pizza, Inc. +				635,697
34,832	Habit Restaurants, Inc. *+				648,920
17,561	Home Depot, Inc. +				2,343,164
9,780	Lithia Motors, Inc. +				854,087
98,976	Luby's, Inc. *+				480,034
35,639	Lumber Liquidators Holdings, Inc. *+				467,584
13,404	McDonald's Corp. +				1,684,615
29,838	Sonic Corp. +				1,049,104
13,241	Tractor Supply Company +				1,197,781
18,000	X5 Retail Group N.V. GDR *				381,600
18,055	Zoe's Kitchen, Inc. *				703,964
					15,600,475
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares					Value
	SAVINGS & LOANS - 0.1%
3,387	LAPORTE BANCORP, INC. +				$ 53,379

	SEMICONDUCTORS - 1.6%
11,840	Qorvo, Inc. *+				596,854
15,040	QUALCOMM, Inc. +				769,146
4,650	ROVI Corporation *+				95,372
					1,461,372
	SOFTWARE - 2.6%
10,593	Acxiom Corp. *+				227,114
16,132	Cornerstone OnDemand, Inc. *+				528,646
2,507	Red Hat, Inc. *				186,797
14,344	Salesforce.com Inc. *+				1,059,018
10,000	Take-Two Interactive Software, Inc. *+				376,700
					2,378,275
	STORAGE / WAREHOUSING - 0.9%
57,161	Green Plains Partners LP +				768,815

	TELECOMMUNICATIONS - 0.5%
14,770	Cisco Systems, Inc. +				420,502

	TEXTILES - 0.9%
4,430	Mohawk Industries, Inc. *+				845,687

	TRANSPORTATION - 2.1%
36,456	CAI International, Inc. *+				352,165
5,422	FedEx Corp. +				882,268
8,146	Union Pacific Corp. +				648,014
					1,882,447
	TRUCKING & LEASING - 0.1%
5,623	TAL International Group, Inc.				86,819

	TOTAL COMMON STOCK (Cost - $77,858,428)				80,500,721

	EXCHANGE TRADED FUND - 0.1%
	EQUITY FUND - 0.1%
5,300	Market Vectors Russia ETF + (Cost - $85,807)				86,708

	WARRANT - 0.2%
11,217	Comerica, Inc., expiring 11/14/2018; Strike Price $29.40 *
	(Cost - $173,911)				149,635

		Dividend Rate (%)
	PREFFERED STOCK - 0.4%		Maturity
442	Allergan Public Limited Company Preferred +	5.5000	3/1/2018		406,260
	(Cost - $447,359)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Number of
Contracts **	PURCHASED OPTIONS - 0.0% *		Expiration		Value
	CALL OPTIONS - 0.0%
26	Astoria Financial Corp., @ $12.50		4/15/2016		$ 8,840
55	Astoria Financial Corp., @ $15.00		4/15/2016		5,225
60	First Niagara Fiancial Group, @ $10.00		4/15/2016		1,050
					15,115
	PUT OPTIONS - 0.0%
17	New Residential Investment, @ $10.00		4/15/2016		51
129	New Residential Investment, @ $10.00		5/20/2016		1,935
					1,986

	TOTAL PURCHASED OPTIONS (Cost - $42,141)				17,101

	TOTAL INVESTMENTS - 90.2% (Cost - $78,607,646) (a)				$ 81,160,425
	OTHER ASSETS LESS LIABILITIES - 9.8%				8,821,278
	NET ASSETS - 100.0%				$ 89,981,703
Shares
	SECURITIES SOLD SHORT - (61.5) %
	COMMON STOCK - (36.7) %
	AEROSPACE / DEFENSE - (0.8) %
(5,778)	Boeing Co.				$ (733,459)

	AGRICULTURE - (0.6) %
(6,771)	Andersons, Inc.				(212,677)
(9,028)	Archer-Daniels-Midland Co.				(327,807)
					(540,484)
	APPAREL - (1.5) %
(11,461)	Deckers Outdoor Corporation *				(686,629)
(7,919)	Under Armour, Inc. *				(671,769)
					(1,358,398)
	AUTO MANUFACTURERS - (2.7) %
(77,056)	Ford Motor Co.				(1,040,256)
(19,151)	PACCAR, Inc.				(1,047,368)
(1,618)	Tesla Motors, Inc. *				(371,768)
					(2,459,392)
	AUTO PARTS & EQUIPMENT - (0.2) %
(31,597)	Titan International, Inc.				(169,992)

	BANKS - (3.0) %
(4,998)	Cullen/Frost Bankers, Inc.				(275,440)
(9,025)	First Financial Bankshares, Inc.				(266,960)
(2,457)	First Republic Bank				(163,734)
(11,951)	Glacier Bancorp, Inc.				(303,794)
(5,314)	Opus Bank				(180,676)
(6,999)	Prosperity Bancshares, Inc.				(324,684)
(2,492)	UMB Financial Corporation				(128,662)
(7,838)	United Bankshares, Inc.				(287,655)
(37,395)	Valley National Bancorp				(356,748)
(8,071)	Westamerica Bancorporation				(393,138)
					(2,681,491)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares					Value
	BEVERAGES - (0.1) %
(7,288)	DAVIDsTEA, INC. *				$ (88,258)

	BUILDING MATERIALS - (0.7) %
(1,875)	Martin Marietta Materials, Inc.				(299,081)
(3,500)	Vulcan Materials Company				(369,495)
					(668,576)
	CHEMICALS - (1.7) %
(48,147)	AgroFresh Solutions, Inc. *				(308,141)
(29,340)	American Vanguard Corporation				(462,985)
(24,074)	CVR Partners, LP - MLP				(201,259)
(16,551)	Platform Specialty Products Corporation				(142,339)
(12,659)	Potash Corp of Saskatchewan, Inc.				(215,456)
(8,500)	The Mosaic Company				(229,500)
					(1,559,680)
	COMMERCIAL SERVICES - (1.5) %
(13,640)	Moody's Corporation				(1,317,078)

	COMPUTERS - (1.2) %
(9,350)	Accenture PLC				(1,078,990)

	DIVERSIFIED FINANCIAL SERVICES - (2.3) %
(4,468)	Credit Acceptance Corporation *				(811,165)
(3,219)	Federal Agricultural Mortgage Corporation				(121,453)
(6,016)	Franklin Resources, Inc.				(234,925)
(10,650)	Janus Capital Group, Inc.				(155,809)
(80,762)	Ladenburg Thalmann Financial Services, Inc. *				(201,905)
(10,837)	LendingClub Corporation *				(89,947)
(855)	LPL Financial Holdings, Inc.				(21,204)
(5,189)	T Rowe Price Group, Inc.				(381,184)
(7,100)	WisdomTree Investments, Inc.				(81,153)
					(2,098,745)
	ENERGY - ALTERNATE SOURCES - (0.2) %
(20,797)	Renewable Energy Group, Inc. *				(196,324)

	FOOD - (2.3) %
(22,569)	Amira Nature Foods Ltd. *				(220,499)
(10,532)	B&G Foods, Inc.				(366,619)
(30,286)	Darling Ingredients, Inc. *				(398,867)
(5,425)	General Mills, Inc.				(343,674)
(4,545)	Sanderson Farms, Inc.				(409,868)
(4,062)	TreeHouse Foods, Inc. *				(352,378)
					(2,091,905)
	HOME BUILDERS - (0.4) %
(2,900)	CalAtlantic Group, Inc.				(96,918)
(3,815)	Lennar Corporation				(184,493)
(5,450)	PulteGroup, Inc.				(101,969)
					(383,380)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares					Value
	HOUSEHOLD PRODUCTS / WARES - (0.2) %
(15,145)	SodaStream International Ltd. *				$ (213,242)

	INSURANCE - (0.7) %
(17,703)	XL Group plc				(651,470)

	INTERNET - (1.1) %
(1,170)	Amazon.com, Inc. *				(694,559)
(2,650)	NETFLIX, INC. *				(270,909)
					(965,468)
	INVESTMENT COMPANIES - (0.4) %
(12,002)	Main Street Capital Corporation				(376,263)

	LEISURE TIME - (0.5) %
(29,340)	Fox Factory Holding Corp. *				(463,865)

	LODGING - (0.1) %
(3,004)	Diamond Resorts International *				(72,997)

	MACHINERY - CONSTRUCTION & MINING - (0.4) %
(4,230)	Caterpillar, Inc.				(323,764)

	MACHINERY - DIVERSIFIED - (2.4) %
(6,018)	AGCO Corporation				(299,095)
(20,498)	Deere & Co.				(1,578,141)
(45,138)	CNH Industrial N.V.				(305,133)
					(2,182,369)
	MEDIA - (0.8) %
(7,103)	Walt Disney Co.				(705,399)

	METAL FABRICATE / HARDWARE - (0.4) %
(3,027)	Valmont Industries, Inc.				(374,864)

	MISCELLANEOUS MANUFACTURING - (0.4) %
(4,980)	Dover Corporation				(320,363)

	OIL & GAS - (0.4) %
(10,322)	Bill Barrett Corporation *				(64,203)
(3,960)	Continental Resources, Inc. *				(120,226)
(10,560)	Oasis Petroleum, Inc. *				(76,877)
(7,920)	Whiting Petroleum Corporation *				(63,202)
					(324,508)
	REAL ESTATE - (0.2) %
(4,680)	Realogy Holdings Corp. *				(168,995)

	REITS - (0.8) %
(5,485)	HERSHA HOSPITALITY TRUST				(117,050)
(7,477)	Hudson Pacific Properties, Inc.				(216,235)
(5,155)	New Residential Investment Cor				(59,953)
(13,864)	Pennsylvania Real Estate Investment Trust				(302,928)
					(696,166)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares					Value
	RETAIL - (5.1) %
(6,267)	Best Buy Co., Inc.				$ (203,301)
(6,771)	Brinker International, Inc.				(311,127)
(6,319)	Cabela's Incorporated *				(307,672)
(12,385)	CarMax, Inc. *				(632,874)
(8,383)	Cash America International, Inc.				(323,919)
(761)	Chipotle Mexican Grill, Inc. *				(358,408)
(26,331)	Del Frisco's Restaurant Group, Inc. *				(436,568)
(33,101)	Del Taco Restaurants, Inc. *				(341,933)
(11,285)	Fiesta Restaurant Group, Inc. *				(369,922)
(4,178)	GameStop Corp.				(132,568)
(3,785)	Jack in the Box, Inc.				(241,748)
(4,897)	Mattress Firm Holding Corp. *				(207,584)
(28,587)	Noodles & Co. *				(339,042)
(9,539)	Nu Skin Enterprises, Inc.				(364,867)
					(4,571,533)
	SAVINGS & LOANS - (1.6) %
(6,494)	Banc of California, Inc.				(113,645)
(25,333)	New York Community Bancorp, Inc.				(402,795)
(9,191)	Oritani Financial Corp.				(155,971)
(27,281)	People's United Financial, Inc.				(434,586)
(13,279)	Washington Federal, Inc.				(300,769)
					(1,407,766)
	SEMICONDUCTORS - (0.4) %
(10,445)	Intel Corp.				(337,896)

	SOFTWARE - (1.4) %
(2,889)	ANSYS, Inc. *				(258,450)
(2,889)	Check Point Software Technologies Ltd. *				(252,701)
(10,237)	Workday, Inc. *				(786,611)
					(1,297,762)
	TRUCKING & LEASING - (0.2) %
(3,907)	GATX Corporation				(185,583)

	TOTAL COMMON STOCK (Proceeds - $33,093,437)				(33,066,425)

	EXCHANGE TRADED FUNDS - (24.8) %
	EQUITY FUNDS - (24.8) %
(13,891)	Financial Select Sector SPDR Fund				(312,686)
(29,040)	iShare MSCI Eurozone ETF				(998,686)
(5,280)	iShares Nasdaq Biotechnology ETF				(1,377,077)
(19,535)	iShares Russell 2000 ETF				(2,160,962)
(12,325)	iShares Russell 2000 Growth ET				(1,635,281)
(68,581)	Market Vectors Oil Service ETF				(1,824,940)
(19,100)	Powershares QQQ Trust Series 1				(2,085,720)
(38,300)	SPDR S&P 500 ETF Trust				(7,872,948)
(15,845)	SPDR S&P Biotech ETF				(818,553)
(8,601)	SPDR S&P Homebuilders ETF				(291,058)
(13,198)	SPDR S&P Oil & Gas Equipment & Services				(228,325)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares					Value
	EXCHANGE TRADED FUNDS - (24.8) % (continued)
	EQUITY FUNDS - (24.8) % (continued)
(26,400)	SPDR S&P OIL & GAS EXPLORATION ETF				$ (801,240)
(17,500)	Vanguard Growth ETF				(1,862,875)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $21,264,619)				(22,270,351)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $54,358,056)				$ (55,336,776)

ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
EUR	Eurex Deutschland
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
+	All or part of the security was held as collateral for securities sold short as of March 31, 2016. These securities amounted to $73,734,204.
(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short and including purchase options) is $80,218,132 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 6,753,598
				Unrealized Depreciation:	(5,811,305)
				Net Unrealized Appreciation:	$ 942,293

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Principal Amount ($)					Yield (%)		Maturity			Value
		BONDS & NOTES - 57.0%
		BANKS - 2.0%
1,100,000		Lloyds TSB Bank PLC (a,b,c)			12.0000		Perpetual			$ 1,537,140

		BIOTECHNOLOGY - 2.3%
2,000,000		AMAG Pharmaceuticals, Inc. (a,b)			7.8750		9/1/2023			1,799,020

		CHEMICALS - 3.2%
1,250,000		Cornerstone Chemical Co. (a,b)			9.3750		3/15/2018			1,165,625
500,000		Cornerstone Chemical Co. (a)			9.3750		3/15/2018			466,250
1,292,187		HIG BBC Intermediate Holdings LLC / HIG BBC Holdings Corp. (a,b,c,d)			10.5000		9/15/2018			904,531
										2,536,406
		COMMERCIAL SERVICES - 2.8%
2,250,000		Harland Clarke Holdings Corp. (a,b)			9.7500		8/1/2018			2,216,250

		COMPUTERS - 3.0%
2,794,000		Everi Payments, Inc. (b)			10.0000		1/15/2022			2,360,930

		ELECTRONICS - 2.9%
2,250,000		Interface Master Holdings, Inc. (a,d)			12.5000		8/1/2018			2,261,250

		ENERGY - ALTERNATE SOURCES - 1.1%
1,000,000		TerraForm Power Operating LLC (a,b)			5.8750		2/1/2023			830,000

		ENGINEERING & CONSTRUCTION - 1.8%
1,650,000		Michael Baker International LLC / CDL Acquisition Co., Inc. (b)			8.2500		10/15/2018			1,419,000

		ENVIRONMENTAL CONTROL - 2.7%
3,000,000		Tervita Corp. (b)			8.0000		11/15/2018			2,130,000

		HEALTHCARE - SERVICES - 8.5%
3,100,000		Covenant Surgical Partners, Inc. (a,b)			8.7500		8/1/2019			3,138,750
2,128,000		inVentiv Health, Inc. (a,b,d)			10.0000		8/15/2018			2,149,280
1,375,000		inVentiv Health, Inc. (a)			10.0000		8/15/2018			1,369,844
										6,657,874
		INTERNET - 1.3%
1,000,000		Blue Coat Holdings, Inc. (a,b)			8.3750		6/1/2023			1,030,500

		IRON / STEEL - 2.4%
2,324,000		Optima Specialty Steel, Inc. (b)			12.5000		12/15/2016			1,905,680

		LODGING - 2.6%
2,794,000		Chester Downs & Marina LLC / Chester Downs Finance Corp. (b)			9.2500		2/1/2020			2,025,650

		OIL & GAS - 1.5%
3,100,000		Pacific Drilling V Ltd. (b)			7.2500		12/1/2017			1,139,250

		OIL & GAS SERVICES - 2.4%
2,900,000		Seitel, Inc. (a)			9.5000		4/15/2019			1,906,750

		PHARMACEUTICALS - 2.3%
450,000		Valeant Pharmaceuticals International, Inc. (b)			6.7500		8/15/2018			408,375
1,250,000		Valeant Pharmaceuticals International, Inc. (a,b)			6.3750		10/15/2020			1,037,500
500,000		Valeant Pharmaceuticals International, Inc. (a,b)			5.8750		5/15/2023			391,875
										1,837,750
		SOFTWARE - 2.7%
2,250,000		Interface Security Systems Holdings, Inc. (a)			9.2500		1/15/2018			2,148,750

		TELECOMMUNICATIONS - 7.3%
2,750,000		Avanti Communications Group PLC (b)			10.0000		10/1/2019			1,993,750
1,700,000		H2C Holdings, Inc. (a,b)			11.0000		12/1/2019			1,385,500
2,650,000		Trilogy International Partners LLC / Trilogy International Finance, Inc. (b)			10.2500		8/15/2016			2,338,625
										5,717,875
		TRANSPORTATION - 4.2%
1,000,000		CEVA Group PLC (a,b)			7.0000		3/1/2021			835,000
2,456,000		Overseas Shipholding Group, Inc.			8.1250		3/30/2018			2,473,683
										3,308,683

		TOTAL BONDS & NOTES (Cost - $50,966,723)								44,768,758

		CONVERTIBLE BONDS - 20.3%
		COMMERCIAL SERVICES - 2.5%
1,750,000		Albany Molecular Research, Inc. (a)			2.2500		11/15/2018			1,930,469

		ENERGY-ALTERNATE SOURCES - 0.1%
1,625,000		SunEdison, Inc. (a,b,e)			0.2500		1/15/2020			81,250

		INSURANCE - 1.4%
1,000,000		MGIC Investment Corp. (a,b)			9.0000		4/1/2063			1,140,625

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Principal Amount ($)					Yield (%)		Maturity			Value
		INTERNET - 1.8%
1,000,000		Priceline Group, Inc. (a)			1.0000		3/15/2018			$ 1,445,570

		RETAIL - 1.6%
1,500,000		Restoration Hardware Holdings, Inc. (a) ^			0.0000		6/15/2019			1,223,438

		SEMICONDUCTORS - 4.9%
1,500,000		Intel Corp.			2.9500		12/15/2035			1,905,937
1,750,000		NXP Semiconductors NV			1.0000		12/1/2019			1,935,938
										3,841,875
		SOFTWARE - 2.8%
1,750,000		Salesforce.com, Inc. (a)			0.2500		4/1/2018			2,165,625

		TELECOMMUNICATIONS - 5.2%
1,500,000		Clearwire Communications LLC / Clearwire Finance, Inc. (b)			8.2500		12/1/2040			1,492,500
750,000		Infinera Corp. (a)			1.7500		6/1/2018			1,067,812
1,000,000		Palo Alto Networks, Inc. ^			0.0000		7/1/2019			1,556,875
										4,117,187

		TOTAL CONVERTIBLE BONDS (Cost - $17,427,628)								15,946,039

		MORTGAGE BACKED SECURITIES - 23.9%
		U.S. GOVERNMENT AGENCY - 23.9%
13,585,232		Fannie Mae 2012-16 SQ (c,f)			6.1112		11/25/2041			2,438,317
6,467,229		Fannie Mae 2012-33 XS (c,f)			6.0112		4/25/2042			1,020,414
3,747,752		Fannie Mae 2012-118 IN (c,f)			3.5000		11/25/2042			695,994
1,477,078		Fannie Mae 2014-81 JS (c,f)			5.6612		12/25/2044			256,223
9,446,511		Freddie Mac 3747 CS (c,f)			6.0673		10/15/2040			1,924,236
11,586,691		Freddie Mac 3904 HS (c,f)			6.0173		8/15/2041			2,187,430
13,775,520		Freddie Mac 3972 US (c,f)			5.5173		12/15/2041			2,334,070
10,946,911		Freddie Mac 4096 SM (c,f)			5.6173		8/15/2042			2,119,402
25,516,212		Freddie Mac 4108 SC (c,f)			5.6673		9/15/2042			4,725,860
82,971,601		Government National Mortgage Association 2013-180 LI (c)			0.2730		11/16/2043			1,069,421
		TOTAL MORTGAGE BACKED SECURITIES (Cost- $19,572,486)								18,771,367

		ASSET BACKED SECURITIES - 4.0%
4,698,239		Asset Backed Securities Corp Home Equity Loan Trust Series NC 2006-HE4 M1 (c)			0.7489		5/25/2036			2,644,384
1,904,755		Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D M2 (c)			0.9089		3/25/2036			478,854
		TOTAL ASSET BACKED SECURITIES (Cost- $3,762,431)								3,123,238

		BANK LOANS - 7.6%
		INTERNET - 7.6%
1,650,000		Active Network, Inc. (c)			9.5000		11/15/2021			1,435,500
2,000,000		iParadigms Holdings LLC (c)			8.2500		7/29/2022			1,960,000
2,514,309		Manwin Licensing Intl SARL (c)			14.0000		10/18/2018			2,627,453
		TOTAL BANK LOANS (Cost - $6,226,531)								6,022,953

Shares
		COMMON STOCK - 0.0%
		OIL & GAS - 0.0%
3,107		Halcon Resources Corp. *								2,987
		(Cost - $62,537)

		PREFERRED STOCKS - 1.8%			Dividend ( %)
		OIL & GAS- 0.0%
491		Halcon Resources Corp.			5.7500		Perpetual			16,940

		PHARMACEUTICALS - 1.8%
1,500		Allergan PLC			5.5000		3/1/2018			1,378,710

		TOTAL PREFERRED STOCK (Cost - $2,018,885)								1,395,650

Number of
Contracts **							Expiration
		OPTIONS PURCHASED - 0.1% *
		PUT OPTIONS PURCHASED - 0.1%
900		PowerShares QQQ Trust Series 1 @ $101.00 (Cost - $109,844)					May-16			60,300

		TOTAL INVESTMENTS - 114.7% (Cost - $100,147,065) (g)								$ 90,091,292
		LIABILITIES IN EXCESS OF OTHER ASSETS - (14.7) %								(11,548,131)
		NET ASSETS - 100.0%								$ 78,543,161

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares										Value
		SECURITIES SOLD SHORT - (8.4) %
		COMMON STOCKS - (5.1) %
		COMMERCIAL SERVICES - (0.4) %
(24,400)		Albany Molecular Research, Inc.								$ (373,076)

		INTERNET - (0.9) %
(550)		Priceline Group, Inc.								(708,928)

		OIL & GAS - 0.0%
(1,886)		Halcon Resources Corp.								(1,813)

		PHARMACEUTICALS - (0.5) %
(1,500)		Allergan PLC								(402,045)

		SEMICONDUCTORS - (0.9) %
(10,100)		Intel Corp.								(326,735)
(4,400)		NXP Semiconductors NV								(356,708)
										(683,443)
		SOFTWARE - (1.2) %
(12,400)		Salesforce.com, Inc.								(915,492)

		TELECOMMUNICATIONS - (1.2) %
(19,400)		Infinera Corp.								(311,564)
(3,800)		Palo Alto Networks, Inc.								(619,932)
										(931,496)

		TOTAL COMMON STOCK SOLD SHORT (Proceeds - $3,992,621)								(4,016,293)

		REVERSE REPURCHASE AGREEMENTS - (3.3) %			Interest ( %)		Maturity
(2,590,000)		JPM Repo (Proceeds - $2,590,000)			1.8800		4/8/2016			(2,590,000)

		TOTAL SECURITIES SOLD SHORT - (Proceeds - $6,582,621)								$ (6,606,293)

		REIT - Real Estate Investment Trust
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	^	Zero coupon security. The rate shown is the effective rate at purchase.
	*	Non income producing.
	**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
	(a)	All or part of the security was held as collateral for securities sold short as of March 31, 2016. These securities amounted to $33,721,853.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from qualified institutional buyers. At March 31, 2016, these securities amounted to $40,341,293 or 51.4% of net assets.
	(c)	Variable rate security - interest rate subject to period change. The rate shown is the effective rate as of March 31, 2016.
	(d)	Paid in kind.
	(e)	Security in default.
	(f)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp.("Freddie Mac") and Federal National Mortgage Association ("Fannie Mae") currently operate under a federal conservatorship.
	(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding securities sold short) is $100,257,019 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
									Unrealized Appreciation:	$ 1,251,759
									Unrealized Depreciation:	(11,417,486)
									Net Unrealized Depreciation:	$ (10,165,727)
Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

		OPEN OTC CREDIT DEFAULT SWAP AGREEMENTS - PROTECTION PURCHASED
		Reference Entity		Counterparty	Protection Premium Rate	Termination Date	Notional Principal	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
		ARROW ELECTRONICS		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	981,617	22,714	$ (41,097)
		CA Inc.		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	982,275	7,828	(25,553)
		CA Inc.		JP Morgan	(1.00%)	12/20/2019	1,000,000.00	979,841	-	(20,159)
		Cardinal Health		JP Morgan	(1.00%)	12/20/2019	1,000,000.00	967,953	(30,005)	(2,042)
		Cardinal Health		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	979,127	(21,063)	190
		COMMERZBANK AG		JP Morgan	(1.00%)	12/20/2020	1,000,000.00	1,002,245	21,811	(19,566)
		Campbell Soup		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	980,004	(18,020)	(1,976)
		Campbell Soup		JP Morgan	(1.00%)	6/20/2019	1,000,000.00	973,588	(14,586)	(11,825)
		Campbell Soup		JP Morgan	(1.00%)	9/20/2020	1,000,000.00	968,409	(19,756)	(11,836)
		Computer Science		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	983,301	26,491	(43,190)
		Computer Science		JP Morgan	(1.00%)	6/20/2019	1,000,000.00	855,442	(205,909)	61,351
		Quest Diagnostic		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	981,698	10,745	(29,047)
		Quest Diagnostic		JP Morgan	(1.00%)	6/20/2019	1,000,000.00	977,752	12,836	(35,084)
		Eastman Chemical		JP Morgan	(1.00%)	3/20/2020	1,000,000.00	983,946	(6,803)	(9,251)
		Eastman Chemical		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	983,335	(3,958)	(12,707)
		Macy's		JP Morgan	(1.00%)	12/20/2019	1,000,000.00	1,004,130	(10,824)	14,954
		Macy's		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	989,063	(1,480)	(9,457)
		Hasbro Inc		JP Morgan	(1.00%)	6/20/2019	1,000,000.00	981,237	(3,894)	(14,869)
		Hasbro Inc		JP Morgan	(1.00%)	6/20/2019	1,000,000.00	981,237	(4,867)	(13,895)
		Kohl's Corp		JP Morgan	(1.00%)	9/20/2019	1,500,000.00	1,500,970	22,236	(21,266)
		New York Times		JP Morgan	(1.00%)	12/20/2019	1,000,000.00	974,442	33,025	(58,583)
		New York Times		JP Morgan	(1.00%)	3/20/2020	1,000,000.00	973,972	25,966	(51,995)
		Pitney Bowes		JP Morgan	(1.00%)	9/20/2019	1,500,000.00	1,490,152	(3,654)	(6,195)
		Packaging Corp		JP Morgan	(1.00%)	6/20/2018	1,000,000.00	983,210	12,193	(28,983)
		BANCO SANTANDER SA		JP Morgan	(1.00%)	12/20/2020	1,000,000.00	1,011,559	36,101	(24,541)
		Tyson Foods Inc		JP Morgan	(1.00%)	6/20/2019	500,000.00	488,409	-	(11,591)
		Western Union		JP Morgan	(1.00%)	3/20/2019	500,000.00	495,559	19,604	(24,045)
		Western Union		JP Morgan	(1.00%)	6/20/2018	500,000.00	493,853	14,762	(20,909)

				NET UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAPS						$ (473,167)

		OPEN CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES
				Counterparty	Protection Premium Rate	Termination Date	Notional Principal	Notional Value	Upfront Payments Paid (Received)	Unrealized Depreciation
		Protection Purchased:
		CDX.NA.IG.25 5-Year Index		JP Morgan	(1.00)%	12/20/2020	2,000,000	1,990,159	18,188	$ (28,029)
		CDX.NA.IG.25 5-Year Index		JP Morgan	(1.00)%	12/20/2020	3,000,000	2,985,238	(8,446)	(6,316)

		NET UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAPS ON CREDIT INDICES								$ (34,345)
		CENTRALLY CLEARED INTERST RATE SWAPS
		Floating Rate Index								Unrealized
			Pay/Receive	Fixed		Termination	Notional	Market		Appreciation
			Floating Rate	Rate	Counterparty	Date	Principal	Value		(Depreciation)
		3-Month USD- LIBOR	Pay	1.78%	JP Morgan	7/14/2020	50,000,000	(1,552,738.15)		$ (1,552,738)
		3-Month USD- LIBOR	Pay	1.03%	JP Morgan	4/1/2017	19,500,000	(127,277.44)		(127,277)
		3-Month USD- LIBOR	Pay	1.83%	JP Morgan	4/1/2019	15,000,000	(498,690.72)		(498,691)
		3-Month USD- LIBOR	Receive	2.85%	JP Morgan	4/1/2024	10,620,000	1,247,397.04		1,247,397
		3-Month USD- LIBOR	Pay	1.00%	JP Morgan	4/3/2017	5,430,000	(33,231.95)		(33,232)
		3-Month USD- LIBOR	Pay	1.82%	JP Morgan	4/3/2019	4,180,000	(138,733.40)		(138,733)
		3-Month USD- LIBOR	Pay	1.17%	JP Morgan	7/31/2017	17,000,000	(111,193.33)		(111,193)
		3-Month USD- LIBOR	Receive		JP Morgan	3/22/2021	40,000,000	213,744.26		213,744

									NET UNREALIZED DEPRECIATION FROM INTEREST RATE SWAPS	$ (1,000,724)

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Value
	INVESTMENTS- 115.7%
	COMMON STOCK - 115.7%
	AGRICULTURE - 4.4%
932,002	Cadiz, Inc. * +			$ 4,865,051

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
107,399	NorthStar Asset Management Group, Inc. +			1,218,979

	ELECTRIC- 4.4%
114,000	Brookfield Infrastructure Partners LP			4,802,820

	ENGINEERING & CONSTRUCTION - 4.7%
11,818,500	Louis XII Holdings Ltd. *			3,245,438
19,000	SBA Communications Corp. - Class A * +			1,903,230
				5,148,668
	ENTERTAINMENT - 0.1%
1,000	Vail Resorts, Inc.			133,700

	LODGING - 10.5%
230,931	Diamond Resorts International, Inc. * +			5,611,623
50	Las Vegas Sands Corp. +			2,584
271,446	MGM Resorts International * +			5,819,802
				11,434,009
	REITS-APARTMENTS - 1.6%
7,500	Essex Propery Trust, Inc.			1,753,950

	REITS-DIVERSIFIED - 25.7%
61,400	American Tower Corp. +			6,285,518
52,700	Crown Castle International Corp. +			4,558,550
19,641	Equinox, Inc.			6,495,475
685,000	New Residential Investment Corp. +			7,966,550
210,000	NorthStar Realty Finance Corp. +			2,755,200
				28,061,293
	REITS-HEALTH CARE - 6.0%
144,000	Healthcare Trust of America, Inc. - Class A +			4,236,480
64,800	Omega Healthcare Investors, Inc. +			2,287,440
				6,523,920
	REITS-MANUFACTURED HOMES - 6.8%
24,456	Equity Lifestyle Properties, Inc. +			1,778,685
79,100	Sun Communities, Inc.			5,664,351
				7,443,036
	REITS-MORTGAGE - 5.9%
1,481,939	Newcastle Investment Corp. +			6,416,796

	REITS-OFFICE PROPERTY - 9.5%
66,700	Alexandria Real Estate Equities, Inc. +			6,062,363
14,250	Boston Properties, Inc.			1,810,890
85,000	Hudson Pacific Properties, Inc. +			2,458,200
				10,331,453
	REITS-REGIONAL MALLS - 5.5%
15,000	Simon Property Group, Inc. +			3,115,350
40,600	Taubman Centers, Inc. +			2,891,938
				6,007,288
	REITS-SHOPPING CENTERS - 4.0%
111,000	Acadia Realty Trust			3,899,430
2,700	Federal Realty Investment Trust +			421,335
				4,320,765
	REITS-STORAGE - 11.9%
137,300	CubeSmart			4,572,090
45,400	Extra Space Storage, Inc. +			4,243,084
199,000	National Storage Affiliates Trust +			4,218,800
				13,033,974
	REITS-WAREHOUSE - 13.6%
162,945	CyrusOne, Inc.			7,438,439
157,700	QTS Realty Trust, Inc. +			7,471,826
				14,910,265

	TOTAL COMMON STOCK (Cost - $119,332,397)			126,405,967

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Number of		Expiration		Value
Contracts **
	PURCHASED OPTIONS - 0.0% *
	CALL OPTIONS - 0.0%
700	InfraREIT, @ $17.50 (Cost - $53,993)	Apr-16		$ 38,500

	TOTAL INVESTMENTS - 115.7% (Cost - $119,386,390) (a)			$ 126,444,467
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7) %			(17,216,945)
	NET ASSETS - 100.0%			$ 109,227,522

Shares	SECURITIES SOLD SHORT - (28.4) %
	COMMON STOCK - (17.3) %
	LODGING - (1.0) %
(88,117)	La Quinta Holdings, Inc. *			$ (1,101,463)

	REITS-APARTMENTS - (2.7) %
(50,000)	Post Properties, Inc.			(2,987,000)

	REITS-DIVERSIFIED - (8.2) %
(109,053)	Cousins Properties, Inc.			(1,131,970)
(375,732)	Investors Real Estate Trust			(2,727,814)
(164,105)	Tier REIT, Inc.			(2,205,571)
(227,719)	Whitestone REIT			(2,862,428)
				(8,927,783)
	REITS -OFFICE PROPERTY - (3.0) %
(51,569)	Mack-Cali Realty Corp.			(1,211,871)
(130,000)	Parkway Properties, Inc.			(2,035,800)
				(3,247,671)
	REITS - WAREHOUSE (2.4) %
(60,000)	Prologis, Inc.			(2,650,800)

	TOTAL COMMON STOCK (Proceeds - $17,318,756)			(18,914,717)

	EXCHANGE TRADED FUNDS - (11.1) %
	DEBT FUNDS - (11.1) %
(70,900)	iShares 20+ Year Treasury Bond ETF			(9,260,249)
(24,000)	iShares iBoxx $ Investment Grade Corporate Bond ETF			(2,851,680)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $11,596,532)			(12,111,929)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $28,915,288) (a)			$ (31,026,646)

Number of	WRITTEN OPTIONS - (0.3) % *
Contracts **	CALL OPTIONS - (0.3) %	Expiration
(234)	Cadiz, Inc., @ $5.00	Apr-16		$ (9,360)
(400)	Diamond Resorts International, Inc., @ $25.00	Aug-16		(158,000)
(500)	Diamond Resorts International, Inc., @ $30.00	Aug-16		(101,250)
(400)	InfraREIT, @ $17.50	Apr-16		(22,000)
				(290,610)
	PUT OPTIONS - (0.0) %
(100)	American Tower REIT, @ $95.00	Apr-16		(1,500)
(100)	Taubman Centers, Inc., @ $65.00	Apr-16		(2,750)
				(4,250)

	TOTAL WRITTEN OPTIONS - (Proceeds - $159,809)			$ (294,860)

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
	Perpetual - Securities that do not have a predetermined maturity date.
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
+	All or part of the security was held as collateral for securities sold short as of March 31, 2016. These securities amounted to $86,723,083.
(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short) is $119,478,377 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 14,765,423
			Unrealized Depreciation:	(7,799,293)
			Net Unrealized Appreciation:	$ 6,966,130

Altegris Multi-Strategy Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares							Value
		MUTUAL FUNDS - 98.4%
		ASSET ALLOCATION FUNDS - 24.8%
466,404		Altegris Futures Evolution Strategy Fund (a)					$ 5,009,181
236,053		Altegris Macro Strategy Fund (a)					1,685,417
177,474		Altegris Managed Futures Strategy Fund (a)					1,664,709
							8,359,307
		DEBT FUND - 24.2%
969,954		Altegris Fixed Income Long Short Fund (a)					8,167,014

		EQUITY FUNDS - 49.4%
1,532,173		Altegris Equity Long Short Fund (a)					15,781,385
73,747		Altegris/AACA Real Estate Long Short Fund (a)					858,416
							16,639,801

		TOTAL MUTUAL FUNDS (Cost - $35,675,786)					33,166,122

		TOTAL INVESTMENTS - 98.4% (Cost - $35,675,786) (b)					$ 33,166,122
		OTHER ASSETS LESS LIABILITIES - 1.6%					528,454
		NET ASSETS - 100.0%					$ 33,694,576

	(a)	I-class Shares of affiliated investment companies.
	(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,783,501 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
						Unrealized Appreciation:	$ 120,072
						Unrealized Depreciation:	(2,737,451)
						Net Unrealized Depreciation:	$ (2,617,379)

Investments In Affiliates

Investments in other investment companies advised by the Advisor are defined as "affiliated". Transactions in affiliates for the period ended March 31, 2016 were as follows:
		Beginning			Ending		Value of
		Shares at			Shares at	Dividend	affiliates at
		December 31, 2015	Additions	Reductions	March 31, 2016	Income	March 31, 2016
Altegris Futures Evolution Strategy Fund		644,786	63,451	(241,833)	466,404	20,241	5,009,181
Altegris Macro Strategy Fund		324,313	29,428	(117,688)	236,053	-	1,685,417
Altegris Managed Futures Strategy Fund		254,032	22,497	(99,055)	177,474	-	1,664,709
Altegris Fixed Income Long Short Fund		1,184,659	170,258	(384,963)	969,954	127,937	8,167,014
Altegris Equity Long Short Fund		1,900,910	270,962	(639,699)	1,532,173	-	15,781,385
Altegris/AACA Real Estate Long Short Fund		97,400	17,958	(41,611)	73,747	-	858,416

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PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Fund follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The value of the credit default swap agreements entered by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements. The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type

Altegris Mutual Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

of security; (ii) the cost at date of purchase; (iii) the size and nature of each Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2016 for each Fund’s assets and liabilities measured at fair value:

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PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Equity Long Short Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 80,500,721	$ -	$ -	$ 80,500,721
Exchange Traded Fund	86,708	-	-	86,708
Warrant	149,635	-	-	149,635
Total Investments:	$ 80,737,064	$ -	$ -	$ 80,737,064

Derivatives
Purchase Options	17,101	-	-	17,101
Forward currency exchange contracts	$ -	$ 2,360	$ -	$ 2,360
Total Assets:	$ 80,754,165	$ 2,360	$ -	$ 80,756,525

Liabilities
Securities Sold Short
Common Stock *	$ (33,066,425)	$ -	$ -	$ (33,066,425)
Exchange Traded funds	(22,270,351)	-	-	(22,270,351)
Derivatives
Forward currency exchange contracts		(43,363)	-	(43,363)
Total Liabilities:	$ (55,336,776)	$ (43,363)	$ -	$ (55,380,139)

Fixed Income Long Short

Assets	Level 1	Level 2	Level 3	Total
Investments *
Bond & Notes	$ -	$ 44,768,758	$ -	$ 44,768,758
Convertible Bonds	-	15,946,039	-	15,946,039
Mortgage Backed Securities	-	18,771,367	-	18,771,367
Asset Backed Securities	-	3,123,238	-	3,123,238
Bank Loans	-	6,022,953	-	6,022,953
Common Stock	2,987	-	-	2,987
Preferred Stock	1,395,650	-	-	1,395,650
Total Investments	$ 1,398,637	$ 88,632,355	$ -	$ 90,030,992

Derivatives
Purchased Options	60,300	-	-	60,300
Credit Default Swaps	$ -	$ 76,495	$ -	$ 76,495
Interest Rate Swaps	-	1,461,141	-	1,461,141
Total Assets	$ 1,458,937	$ 90,169,991	$ -	$ 91,628,928

Liabilities
Securities Sold Short *
Common Stock	$ (4,016,293)	$ -	$ -	$ (4,016,293)
Reverse Repurchase Agreements	-	(2,590,000)	-	(2,590,000)
Derivatives
Credit Default Swaps	-	(549,662)	-	(549,662)
Credit Default Swaps on Credit Indices	-	(34,345)	-	(34,345)
Interest Rate Swaps	-	(2,461,865)	-	(2,461,865)
Total Liabilities	$ (4,016,293)	$ (5,635,872)	$ -	$ (9,652,165)

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PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Real Estate Long Short Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$ 126,405,967	$ -	$ -	$ 126,405,967

Derivative
Purchase Options	38,500	-	-	38,500
Total Investments	$ 126,444,467	$ -	$ -	$ 126,444,467

Liabilities
Securities Sold Short
Common Stock *	$ (18,914,717)	$ -	$ -	$ (18,914,717)
Exchange Traded Funds	(12,111,929)	-	-	(12,111,929)
Derivatives
Written Options	(294,860)	-	-	(294,860)
Total Liabilities	$ (31,321,506)	$ -	$ -	$ (31,321,506)

Multi-Strategy Alternative Fund

Assets	Level 1	Level 2	Level 3	Total
Affiliated investments *
Mutual Funds	$ 33,166,122	$ -	$ -	$ 33,166,122

* See each Fund’s Schedule of Investments for breakdown by industry.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. Each Fund are exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts if the Fund is not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in the each Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. A Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. Each Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: Each Fund may invest in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, a Fund exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of that Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that a Fund's counterparties might default on their obligation to pay or perform generally on their obligations.

Altegris Mutual Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Swap Contracts – Each Fund are subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing their investment objective. The Funds may enter into various swap transactions, such as total return swaps and portfolio swaps for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Interest Rate Swaps - Each Fund may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

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PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

The amounts to be exchanged or "swapped" between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as unamortized upfront payments on credit default swaps. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on swaps in the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund collateralized swap agreements with cash and certain securities if indicated on the Schedule of Investments of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov.

Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. A Fund’s entry into reverse repurchase agreements involves the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if they are unable to recover the securities and the value of the collateral held by the Funds, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Funds may decline below the price of the securities the Funds have sold but are obligated to repurchase, and (iii) the market value of the securities sold will decline below the price at which the Funds are required to repurchase them. Reverse repurchase agreements can be viewed as constituting a form of borrowing or of a financing transaction by the Funds (i.e., a “senior security”), but to the extent the Funds cover their commitments under such transactions by the segregation or “earmarking” of assets (determined in accordance with procedures adopted by the Trustees), equal in value to the amount of a Fund’s commitment, such a transaction will not be considered a “senior security” by that Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

For the period ended March 31, 2016, Fixed Income Long Short held reverse repurchase agreements. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended March 31, 2016 was approximately $10,698,341 at a weighted average interest rate of 1.34%. The repo was outstanding for 85 days. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $15,346,000 between January 13th, and February 2nd, 2016 which was 6.1% of total assets.

Reverse Repurchase Agreements	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Asset-Backed Securities	$ -	$ (2,590,000.00)	$ -	$ -	$ -

Futures Contracts – Each Fund are subject to commodity risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and

Altegris Mutual Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. Each Fund may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Volume -The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The number of option contracts written and the premiums received by each Fund for the period ended March 31, 2016 were as follows:

Equity Long Short

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options written	56	2,246	-	-
Options closed	(25)	(1,045)	-	-
Options exercised	(31)	(1,201)	-	-
Options expired	-	-	-	-
Options outstanding, end of period	-	-	-	$ -

Fixed Income Long Short

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	200	$ 49,835
Options written	-	-	200	29,635
Options closed	-	-	(400)	(79,470)
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options outstanding, end of period	-	-	-	$ -

Altegris Mutual Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Real Estate Long Short

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options written	4,324	238,797	1,100	81,356
Options closed	-	-	(250)	(13,990)
Options exercised	(400)	(18,084)	-	-
Options expired	(2,390)	(69,693)	(650)	(58,577)
Options outstanding, end of period	1,534	151,020	200	$ 8,789

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Each Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, a Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, a Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, a Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract increases between those dates. A Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. A Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

As of March 31, 2016, the following forward currency exchange contracts were open:

Equity Long Short

	Settlement		Currency Amount	Cost		Unrealized
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Buy:
Euro	6/15/2016	J.P. Morgan	48,954	$ 54,867	$ 55,920	$ 1,053
Swiss Franc	6/15/2016	J.P. Morgan	68,263	70,228	71,535	1,307
				$ 125,095	$ 127,455	$ 2,360

	Settlement		Currency Amount	Cost		Unrealized
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	Appreciation
To Sell:
Euro	6/15/2016	J.P. Morgan	549,002	$ 611,176	$ 627,126	$ (15,950)
Swiss Franc	6/15/2016	J.P. Morgan	1,034,025	1,052,340	1,079,753	(27,413)
				$ 1,663,516	$ 1,706,879	$ (43,363)